Overview	12 Months Ended
Mar. 31, 2026
Overview [Abstract]
Overview
1.	Overview

Kandal M Venture Limited (the “Company”) is incorporated in Cayman Islands on 16 January 2024 and its registered office at Cricket Square, Hutchins Drive, PO Box 2681, Grand Cayman, KY1-1111, Cayman Islands. The Company’s operations is mainly conducted in Cambodia through its manufacturing subsidiary, FMF Manufacturing Co., Ltd., at Padachi Village, Prek Ho Commune, Takhmao Town, Kandal Province, Kingdom of Cambodia.

These consolidated financial statements comprise the Company and its subsidiaries (the “Company”).

The principal activity of the Company is investment holding. The principal activities of the subsidiaries are disclosed below.

The details of its subsidiaries are as follows:

Name of subsidiary		Percentage of effective ownership held by the Company
(Country of incorporation and principal place of business)	Principal activities	March 31, 2025	March 31, 2026
Padachi M Venture Limited (BVI) (“PMV”)	Investment holding	100%	100%
Prospect Focus Limited (Hong Kong) (“PFL”)	Trading of handbags, small leather goods and accessories	100%	100%
FMF Manufacturing Co., Ltd. (Cambodia) (“FMF”)	Manufacturing of handbags, small leather goods and accessories	100%	100%

On May 29, 2024, the Company completed its company reorganization (the “Reorganization”) of entities under the common control of its existing shareholders, Mr David Miao and Mr Duncan Miao (collectively the “ultimate beneficial shareholders”). DMD Ventures Limited, a company incorporated in BVI, is wholly-owned by ultimate beneficial shareholders. The existing shareholder of PFL, Dumaine International Limited (“Dumaine”), a company incorporated in BVI, is wholly-owned by ultimate beneficial shareholders. Dumaine entered into a share swap arrangement with PMV, a wholly-owned subsidiary of the Company, in which, Dumaine transfer its entire 100 ordinary shares in PF to PMV, in exchange for 10 Class B ordinary shares in the Company, which were issued to DMD Venture Limited as nominated by Dumaine. Subsequent to the share swap arrangement, PMV became the shareholder of PFL, which in turn also owned all the equity interest of FMF, who is wholly-owned by PFL. The economic interests for ultimate beneficial shareholders remain the same before and after the Reorganization.

As the Company were under the same control of the ultimate beneficial shareholders and their entire equity interests were also ultimately held by the ultimate beneficial shareholders immediately prior to the Reorganization, the consolidated financial statements are prepared on the basis as if the Reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

On March 21, 2024, KMV undertook a share subdivision exercise whereby the share capital of the Company of US$50,000, is subdivided into 5,000,000,000 ordinary shares of nominal par value of US$0.00001 each (the “Subdivision”), and immediately following the Subdivision, KMV re-designated and re-classified its authorized share capital of KMV by designating 4,975,000,000 Class A ordinary shares of nominal or par value of US$0.00001 and 25,000,000 Class B ordinary shares of nominal or par value of US$0.00001 (the “Re-classification”). Simultaneously upon the Subdivision and the Re-classification exercise, each of the 10 ordinary shares of par value of US$0.00001 each in issue was re-designated as Class B ordinary shares (the “Re-designation”). The Company then issued 13,000,000 Class A ordinary shares and 2,999,980 Class B ordinary shares to DMD Ventures Limited.

As a result, after the Subdivision, Re-classification, Re-designation and Reorganization, the Company has 13,000,000 Class A ordinary shares and 3,000,000 Class B ordinary shares issued and outstanding. The ordinary shares of the Company are presented on a retroactive basis to reflect the Reorganization completed on May 29, 2024.

On June 25, 2025, the Company completed its IPO. In this offering, the Company issued 2,000,000 Class A ordinary shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$8,000,000 before deducting any underwriting discounts or expenses. The Class A ordinary shares began trading on June 25, 2025 on the Nasdaq Capital Market under the ticker symbol “FMFC”.

On July 16, 2025, the underwriters exercised their over-allotment option to purchase an additional 300,000 Class A ordinary shares of the Company, at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$1,200,000 before deducting any underwriting discounts or expenses.

There have been no significant changes in the nature of these activities during the financial years ended March 31, 2026.